UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ultra-Short Bond ETF ETF Shares - VUSB

Vanguard Ultra-Short Bond ETF

ETF Shares (VUSB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$5,356
Number of Portfolio Holdings	1,016
Portfolio Turnover Rate	39%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	26.3%
Corporate Bonds	64.7%
Sovereign Bonds	2.5%
U.S. Government and Agency Obligations	1.6%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR931

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Ultra-Short Bond ETF

Contents
Financial Statements	1

Ultra-Short Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.6%)
U.S. Government Securities (1.6%)
[1,2]	United States Treasury Note/Bond	4.375%	7/31/26	38,000	38,152
[3]	United States Treasury Note/Bond	4.375%	8/15/26	21,367	21,458
	United States Treasury Note/Bond	3.750%	8/31/26	25,534	25,472
Total U.S. Government and Agency Obligations (Cost $85,016)					85,082
Asset-Backed/Commercial Mortgage-Backed Securities (26.3%)
[4]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	362	361
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,698	1,710
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	6,430	6,465
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	4,080	4,076
[4,5]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	1,350	1,355
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	622	632
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	1,339	1,349
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	856	868
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	952	959
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,921	1,945
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	2,016	2,022
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	228	230
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	498	498
[4,5]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/28	5,173	5,177
[4,5]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/29	2,170	2,170
[4]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	1,140	1,142
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	3,579	3,593
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,030
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	8,590	8,672
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	532	533
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	2,656	2,678
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	1,998	2,007
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	1,718	1,729
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/34	2,510	2,505
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/34	4,300	4,316
[4,5]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	180	179
[4,5]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/29	4,870	4,908
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	1,547	1,543
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	2,790	2,758
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/29	3,590	3,616
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	150	150
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	480	483
[4]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,489
[4,5]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	72	72
[4,5]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	3,993	4,020
[4,5]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,271
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	1,350	1,358
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	1,817	1,764
[4]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	2,494	2,503
[4]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	11,090	11,128
[4]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/28	8,100	8,146
[4]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	5,200	5,204
[4]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/28	7,210	7,264
[4]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	371	370
[4,5]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	3,480	3,513
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,502
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	1,170	1,182
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.654%	10/16/28	1,160	1,159
[4]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	561	562
[4]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/27	6,150	6,155
[4]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	212	212
[4]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	4,862	4,879
[4]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/29	860	866

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	123	123
[4]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/30	3,230	3,249
[4,5]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	972	984
[4,5]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	5,336	5,366
[4,5]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/32	2,140	2,144
[4,5]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/33	12,650	12,691
[4,5]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/33	1,120	1,124
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/33	420	421
[4,5]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	103	103
[4,5]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	3,290	3,319
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	1,184	1,189
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	3,296	3,340
[4,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	2,061	2,081
[4]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,647
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/56	689	668
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	3,352	3,373
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,136	7,189
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	7,540	7,581
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	8,460	8,532
[4]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	620	620
[4]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	638	638
[4]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	1,827	1,813
[4,5]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/32	4,110	4,120
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	2,078	2,082
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	1,667	1,673
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	6,522	6,557
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	1,390	1,402
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/30	1,500	1,509
[4,5]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/31	2,160	2,181
[4]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,511
[4,5]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	185	185
[4,5]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/27	3,240	3,246
[4,5]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/29	2,630	2,676
[4,5]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	968	972
[4,5]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	629	630
[4,5]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	2,810	2,821
[4]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	5,775	5,781
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	7,400	7,396
[4]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/32	21,860	21,951
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	4,060	4,076
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	4,620	4,618
[4]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/32	8,350	8,396
[4,5]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	113	113
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	1,541	1,546
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	1,875	1,886
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	4,010	4,070
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	1,498	1,508
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	2,186	2,196
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	1,318	1,323
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/27	2,590	2,593
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/27	1,930	1,936
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/28	7,680	7,690
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	1,170	1,179
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	1,110	1,120
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.305%	5/25/44	1,776	1,774
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.256%	1/25/45	2,399	2,395
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	3,010	3,012
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	2,013	2,014
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.005%	7/25/43	631	634
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.355%	1/25/44	4,649	4,646
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.405%	2/25/44	769	768
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.355%	9/25/44	957	957
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	2,673	2,690
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.256%	9/25/43	1,927	1,943
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.000%	5.305%	7/25/44	1,169	1,168
[4,5]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/30	4,100	4,134
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	12,096	12,191
[4]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	8,110	8,126
[4]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	4,980	5,019
[4]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	874

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	720	725
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	2,260	2,284
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,387
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,190	3,207
[4]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/28	2,260	2,277
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	960	966
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	15,900	15,740
[4,5]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/34	10,300	10,221
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	2,445	2,447
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,288	3,306
[4]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/30	2,040	2,069
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,663
[4,5]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/34	2,670	2,669
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,877
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	23,710	23,811
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	8,650	8,803
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	2,824	2,838
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.355%	10/25/44	1,391	1,391
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.255%	1/25/45	992	990
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	3,600	3,601
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	1,901	1,898
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	3,873	3,880
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.505%	5/25/44	4,594	4,601
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.305%	10/25/44	859	859
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.555%	3/25/44	1,836	1,840
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.505%	8/25/44	2,789	2,790
[4,5,8]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/30	6,570	6,570
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	429	430
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	2,546	2,550
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	8,430	8,455
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/28	8,440	8,496
[4]	Gm Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/28	11,780	11,855
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	671
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,761
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	3,270	3,309
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	2,680	2,673
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/29	1,160	1,168
[4]	Gm Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/29	2,150	2,168
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,032
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,850	14,966
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	1,720	1,740
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	3,550	3,534
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/29	2,300	2,314
[4]	Gm Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/29	1,720	1,733
[4]	Gm Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/29	2,110	2,126
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	341	343
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	2,740	2,754
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	17,870	17,210
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	2,690	2,593
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	3,150	3,179
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/28	13,360	13,416
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/29	18,400	18,612
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/29	5,950	5,981
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	1,330	1,340
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/28	2,240	2,251
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	1,600	1,615
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/29	1,080	1,084
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/29	1,090	1,093
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	16,750	16,166
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	2,900	2,906
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	3,680	3,695
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/27	2,700	2,703
[4,5]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	1,229	1,230
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	89	89
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	7,220	7,297
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/30	8,750	8,852
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	4,565	4,558
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	1,948	1,953
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,331	2,337
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	10,418	10,485

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	3,470	3,507
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	5,280	5,325
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	10,460	10,585
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	1,920	1,924
[4,5]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	284	285
[4,5]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,423
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	6,690	6,704
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	2,090	2,106
[4,5]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	1,370	1,376
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	1,160	1,173
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	1,930	1,937
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	810	822
[4,5]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	5,640	5,690
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	1,914	1,946
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	2,559	2,583
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/33	5,605	5,627
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	512	513
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	1,640	1,645
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	7,750	7,812
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/28	3,670	3,703
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,043
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	1,550	1,570
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/29	2,000	2,024
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/29	2,520	2,541
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	14,175	14,268
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	2,100	2,127
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/29	5,440	5,476
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	1,260	1,275
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/29	2,920	2,952
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	1,870	1,870
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,018	2,031
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	4,450	4,490
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	2,829	2,837
[4,5]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	646	647
[4,5]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	6,579	6,594
[4,5]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/28	4,370	4,380
[4,5]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	1,188	1,186
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	2,214	2,218
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	3,330	3,355
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/29	3,090	3,097
[4,5]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/29	5,770	5,808
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/30	3,370	3,409
[4,5]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/27	3,620	3,635
[4,5,6]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.053%	1/21/28	9,950	9,962
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	3,507	3,508
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	5,070	5,132
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/29	4,660	4,713
[4,5]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	3,944	3,955
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	15,710	15,838
[4,5]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,800	3,805
[4]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	317	318
[4]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	8,960	8,994
[4]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	9,940	10,052
[4]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	1,060	1,066
[4]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	2,780	2,817
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	1,050	1,061
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	2,330	2,358
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	8,340	8,406
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	7,660	7,677
[4,5]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/29	5,200	5,256
[4,5]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	3,520	3,572
[4,5,6]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.154%	1/15/28	9,020	9,034
[4,5]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/29	1,790	1,807
[4,5]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/29	6,220	6,326
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	1,921	1,924
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	2,994	3,017
[4,5]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/32	1,880	1,894
[4,5]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/28	4,410	4,449
[4,5]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/30	4,030	4,024
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	226	229

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/33	283	285
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	666	672
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	1,135	1,144
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	370	371
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	462	466
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	796	803
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	590	591
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	989	1,002
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	957	964
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	760	761
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	696	697
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	3,140	3,148
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,458	1,466
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	7,495	7,507
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	8,380	8,424
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	5,240	5,266
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	5,670	5,675
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	10,870	10,912
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/29	2,240	2,256
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	2,030	2,042
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	3,080	3,126
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	3,830	3,839
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/31	6,160	6,214
[4]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/31	8,600	8,697
[4,5]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	4,607	4,627
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	5,504	5,517
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	5,070	5,112
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	2,220	2,224
[4,5]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/28	1,180	1,187
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	3,000	3,018
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	1,970	1,999
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	12,420	12,399
[4,5]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/29	1,590	1,607
[4,5]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	2,441	2,448
[4,5]	SBNA Auto Receivables Trust Class B Series 2025-SF1	5.120%	3/17/31	990	990
[4,5]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/31	2,440	2,445
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/31	850	852
[4,5]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	266	266
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,472
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	4,090	4,113
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	651	656
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/32	5,450	5,463
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	257	259
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/32	620	621
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/32	460	461
[4,5]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	368	368
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	5,590	5,615
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/30	5,200	5,221
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/30	5,830	5,891
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/30	9,950	10,016
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/34	9,030	9,044
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/28	7,650	7,680
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/29	2,120	2,132
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/29	1,600	1,606
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	7,070	7,198
[4,5]	Taco Bell Funding LLC Class A23 Series 2016-1A	4.970%	5/25/46	1,162	1,163
[4,5]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	1,047	1,048
[4,5]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	5,650	5,668
[4,5]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	4,390	4,403
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,413
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,468
[4,5]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,741
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	650	662
[4,5]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	6,690	6,742
[4,5]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/29	7,530	7,539
[4,5]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/29	7,470	7,565
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	2,652	2,657
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,383	4,407
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	7,220	7,263
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	4,080	4,097

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	3,716	3,728
[4,5]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	2,915	2,928
[4,5]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/28	10,720	10,811
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	930	939
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	5,130	5,133
[4,5]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/29	3,260	3,297
[4,5,6]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.130%	12/26/28	9,010	9,025
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	471	477
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/32	7,186	7,175
[4,5]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	7,601	7,644
[4,5]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/30	5,870	5,917
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,818
[4]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,007
[4]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	13,080	13,106
[4]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	1,940	1,954
[4]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/30	5,590	5,611
[4]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	3,870	3,881
[4]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	1,220	1,226
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	500	504
[4]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/30	2,110	2,118
[4]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	9,567	9,608
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	7,370	7,436
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/28	10,490	10,563
[4]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/30	3,640	3,668
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	1,550	1,564
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	3,950	3,956
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/29	3,530	3,553
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/52	493	482
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	597	598
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	4,760	4,811
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/28	4,420	4,430
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,854
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/30	2,310	2,319
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	360	365
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	4,220	4,242
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,398,851)					1,407,326
Corporate Bonds (64.7%)
Communications (2.0%)
	AT&T Inc.	1.700%	3/25/26	23,346	22,881
	AT&T Inc.	2.950%	7/15/26	1,715	1,689
	AT&T Inc.	2.300%	6/1/27	3,655	3,523
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	10,314	10,313
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	5,230	5,331
	Expedia Group Inc.	5.000%	2/15/26	4,492	4,493
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	570	566
	Rogers Communications Inc.	3.625%	12/15/25	1,308	1,301
	Rogers Communications Inc.	2.900%	11/15/26	2,392	2,340
	Rogers Communications Inc.	3.200%	3/15/27	8,830	8,658
	Sprint LLC	7.625%	3/1/26	460	464
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	864
	Telefonica Emisiones SA	4.103%	3/8/27	9,594	9,545
[9]	Telstra Group Ltd.	4.000%	4/19/27	7,750	5,114
	T-Mobile USA Inc.	2.250%	2/15/26	2,065	2,034
	T-Mobile USA Inc.	2.625%	4/15/26	11,626	11,446
	T-Mobile USA Inc.	3.750%	4/15/27	17,084	16,911
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	510	498
	Walt Disney Co.	3.700%	3/23/27	314	314
					108,285
Consumer Discretionary (5.2%)
	Amazon.com Inc.	5.200%	12/3/25	5,000	5,006
	American Honda Finance Corp.	4.400%	10/5/26	2,969	2,971
	American Honda Finance Corp.	4.900%	3/12/27	2,000	2,018
	American Honda Finance Corp.	4.900%	7/9/27	1,500	1,518
[6]	American Honda Finance Corp., SOFR + 0.550%	4.912%	5/11/26	11,460	11,461
[6]	American Honda Finance Corp., SOFR + 0.620%	5.016%	12/11/26	30,000	30,022
[6]	American Honda Finance Corp., SOFR + 0.710%	5.055%	7/9/27	12,740	12,722
	AutoZone Inc.	3.750%	6/1/27	1,155	1,144
[5,6]	BMW US Capital LLC, SOFR + 0.780%	5.185%	3/19/27	16,000	15,976

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	BMW US Capital LLC, SOFR + 0.800%	5.166%	8/13/26	9,325	9,360
	eBay Inc.	1.400%	5/10/26	1,085	1,057
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,136
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,676
	Ford Motor Credit Co. LLC	4.389%	1/8/26	886	881
	Ford Motor Credit Co. LLC	4.542%	8/1/26	500	497
	General Motors Financial Co. Inc.	6.050%	10/10/25	995	998
	General Motors Financial Co. Inc.	5.400%	4/6/26	14,550	14,617
	General Motors Financial Co. Inc.	1.500%	6/10/26	3,225	3,130
	General Motors Financial Co. Inc.	5.000%	4/9/27	3,000	3,018
	General Motors Financial Co. Inc.	5.000%	7/15/27	970	976
[6]	General Motors Financial Co. Inc., SOFR + 1.170%	5.525%	4/4/28	7,860	7,803
	Home Depot Inc.	2.875%	4/15/27	1,000	980
[6]	Home Depot Inc., SOFR + 0.330%	4.735%	12/24/25	5,615	5,620
	Hyatt Hotels Corp.	5.750%	1/30/27	2,355	2,404
	Lennar Corp.	5.000%	6/15/27	900	906
	Lowe's Cos. Inc.	3.100%	5/3/27	4,500	4,412
	Marriott International Inc.	3.750%	10/1/25	634	632
	Marriott International Inc.	5.000%	10/15/27	1,690	1,718
	McDonald's Corp.	3.500%	7/1/27	750	741
[5]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	3,356	3,286
[5]	Mercedes-Benz Finance North America LLC	4.800%	11/13/26	12,990	13,059
[5,6]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	4.985%	7/31/26	26,000	25,993
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,070	1,056
	Ross Stores Inc.	0.875%	4/15/26	12,178	11,828
[9]	Toyota Finance Australia Ltd.	4.450%	4/6/26	5,680	3,751
[9]	Toyota Finance Australia Ltd.	5.000%	9/15/26	2,130	1,419
[6,9]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.021%	4/6/26	5,350	3,530
	Toyota Motor Credit Corp.	4.500%	5/14/27	3,615	3,639
	Toyota Motor Credit Corp.	4.350%	10/8/27	1,595	1,602
[6]	Toyota Motor Credit Corp., SOFR + 0.450%	4.795%	4/10/26	11,965	11,971
[6]	Toyota Motor Credit Corp., SOFR + 0.770%	5.131%	8/7/26	4,160	4,176
[9]	Volkswagen Financial Services Australia Pty Ltd.	4.950%	4/13/26	3,160	2,085
[5]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	23,945	24,037
[5,6]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.428%	8/14/26	9,390	9,406
					277,238
Consumer Staples (3.1%)
	Altria Group Inc.	4.400%	2/14/26	3,450	3,445
	Altria Group Inc.	2.625%	9/16/26	11,730	11,500
	Archer-Daniels-Midland Co.	2.500%	8/11/26	78	76
	BAT Capital Corp.	3.215%	9/6/26	8,075	7,963
	BAT Capital Corp.	4.700%	4/2/27	6,340	6,371
	BAT Capital Corp.	3.557%	8/15/27	12,620	12,415
	BAT International Finance plc	1.668%	3/25/26	11,631	11,387
	Campbell's Co.	5.300%	3/20/26	5,442	5,464
	Campbell's Co.	5.200%	3/19/27	1,000	1,015
[5,6]	Cargill Inc., SOFR + 0.610%	4.972%	2/11/28	8,000	8,008
	Conagra Brands Inc.	5.300%	10/1/26	6,012	6,073
	Conagra Brands Inc.	1.375%	11/1/27	2,885	2,692
	Constellation Brands Inc.	3.500%	5/9/27	3,181	3,132
	Constellation Brands Inc.	4.350%	5/9/27	2,580	2,580
	Haleon US Capital LLC	3.375%	3/24/27	1,697	1,673
	Keurig Dr Pepper Inc.	5.100%	3/15/27	627	635
	Keurig Dr Pepper Inc.	3.430%	6/15/27	1,150	1,132
	Kraft Heinz Foods Co.	3.000%	6/1/26	633	625
	Kraft Heinz Foods Co.	3.875%	5/15/27	13,630	13,524
	Kroger Co.	3.700%	8/1/27	1,200	1,189
[5]	Mars Inc.	4.450%	3/1/27	6,500	6,527
[5]	Mars Inc.	4.600%	3/1/28	11,530	11,626
	McCormick & Co. Inc.	0.900%	2/15/26	730	713
	Philip Morris International Inc.	2.750%	2/25/26	2,866	2,832
	Philip Morris International Inc.	0.875%	5/1/26	4,288	4,164
	Philip Morris International Inc.	4.750%	2/12/27	3,025	3,052
	Philip Morris International Inc.	3.125%	8/17/27	1,989	1,945
	Philip Morris International Inc.	4.375%	11/1/27	5,681	5,707
	Philip Morris International Inc.	5.125%	11/17/27	500	510
	Philip Morris International Inc.	4.125%	4/28/28	5,315	5,304
[6]	Philip Morris International Inc., SOFR + 0.830%	5.185%	4/28/28	5,480	5,501
	Sysco Corp.	3.250%	7/15/27	1,000	981

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	3.550%	6/2/27	18,420	18,170
					167,931
Energy (4.0%)
	American Electric Power Co. Inc.	3.200%	11/13/27	1,709	1,668
	Boardwalk Pipelines LP	5.950%	6/1/26	7,857	7,922
	Boardwalk Pipelines LP	4.450%	7/15/27	7,555	7,554
	BP Capital Markets America Inc.	3.588%	4/14/27	1,250	1,238
	Canadian Natural Resources Ltd.	3.850%	6/1/27	17,407	17,238
	Cenovus Energy Inc.	4.250%	4/15/27	3,000	2,991
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	28,040	28,313
	Coterra Energy Inc.	3.900%	5/15/27	5,560	5,492
	DCP Midstream Operating LP	5.625%	7/15/27	9,810	10,022
	Diamondback Energy Inc.	3.250%	12/1/26	2,685	2,646
	Diamondback Energy Inc.	5.200%	4/18/27	2,350	2,383
	Empresa Nacional del Petroleo	3.750%	8/5/26	953	933
	Enbridge Energy Partners LP	5.875%	10/15/25	3,699	3,703
	Enbridge Inc.	1.600%	10/4/26	3,243	3,134
	Enbridge Inc.	5.250%	4/5/27	3,500	3,552
	Enbridge Inc.	3.700%	7/15/27	1,500	1,481
	Energy Transfer LP	4.750%	1/15/26	285	285
	Energy Transfer LP	3.900%	7/15/26	11,059	10,991
	Energy Transfer LP	5.500%	6/1/27	1,900	1,934
[5]	EQT Corp.	3.125%	5/15/26	1,122	1,105
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	6,118	5,900
	MPLX LP	1.750%	3/1/26	652	639
	MPLX LP	4.125%	3/1/27	3,500	3,483
	Occidental Petroleum Corp.	5.000%	8/1/27	2,565	2,589
	ONEOK Inc.	4.000%	7/13/27	1,000	994
	ONEOK Inc.	4.250%	9/24/27	12,662	12,645
	Ovintiv Inc.	5.375%	1/1/26	7,911	7,920
	Petroleos Mexicanos	6.875%	10/16/25	704	703
	Petroleos Mexicanos	4.500%	1/23/26	9,482	9,350
	Petroleos Mexicanos	6.875%	8/4/26	9,749	9,744
	Petroleos Mexicanos	6.490%	1/23/27	1,040	1,034
	Petroleos Mexicanos	6.500%	3/13/27	2,923	2,905
	SA Global Sukuk Ltd.	1.602%	6/17/26	1,812	1,759
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,528	2,543
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	5,939	6,013
	Spectra Energy Partners LP	3.375%	10/15/26	5,599	5,521
	Targa Resources Corp.	5.200%	7/1/27	6,363	6,448
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	7,505	7,510
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,000	1,042
	TransCanada PipeLines Ltd.	4.875%	1/15/26	550	550
	Williams Cos. Inc.	4.000%	9/15/25	650	649
	Williams Cos. Inc.	5.400%	3/2/26	3,866	3,887
	Williams Cos. Inc.	3.750%	6/15/27	8,448	8,353
					216,766
Financials (31.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	13,500	13,279
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,500	2,494
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	13,032	12,697
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	750	767
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	2,263	2,230
	Aflac Inc.	2.875%	10/15/26	5,225	5,137
	Air Lease Corp.	2.875%	1/15/26	3,198	3,165
	Air Lease Corp.	3.750%	6/1/26	5,200	5,165
	Air Lease Corp.	5.300%	6/25/26	9,000	9,060
	Air Lease Corp.	1.875%	8/15/26	12,667	12,316
	Air Lease Corp.	3.625%	4/1/27	3,879	3,836
	Allstate Corp.	0.750%	12/15/25	350	344
	Allstate Corp.	3.280%	12/15/26	4,970	4,900
	American Express Co.	6.338%	10/30/26	6,083	6,119
	American Express Co.	5.645%	4/23/27	8,000	8,075
	American Express Co.	3.300%	5/3/27	750	739
	American Express Co.	5.389%	7/28/27	9,053	9,141
	American Express Co.	5.098%	2/16/28	500	506
	American Express Co.	5.043%	7/26/28	1,000	1,014
[6]	American Express Co., SOFR + 0.930%	5.285%	7/26/28	14,080	14,130
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	3,040	2,964

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	2.150%	7/15/26	6,152	5,995
	Ares Capital Corp.	7.000%	1/15/27	5,411	5,586
[5]	Athene Global Funding	5.684%	2/23/26	5,670	5,709
[5]	Athene Global Funding	5.620%	5/8/26	29,830	30,096
[5]	Athene Global Funding	4.950%	1/7/27	2,660	2,678
[5,6]	Athene Global Funding, SOFR + 1.030%	5.411%	8/27/26	7,850	7,881
	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	3,310	3,342
	Banco Santander SA	5.294%	8/18/27	1,000	1,017
	Banco Santander SA	1.722%	9/14/27	2,400	2,318
	Banco Santander SA	4.175%	3/24/28	1,500	1,491
	Banco Santander SA	5.365%	7/15/28	2,260	2,301
[6]	Banco Santander SA, SOFR + 1.120%	5.465%	7/15/28	10,200	10,225
	Bank of America Corp.	4.827%	7/22/26	3,365	3,365
	Bank of America Corp.	1.197%	10/24/26	2,548	2,521
	Bank of America Corp.	5.080%	1/20/27	657	659
	Bank of America Corp.	1.658%	3/11/27	23,000	22,564
	Bank of America Corp.	3.559%	4/23/27	410	407
	Bank of America Corp.	1.734%	7/22/27	11,594	11,271
	Bank of America Corp.	5.933%	9/15/27	800	814
	Bank of America Corp.	4.183%	11/25/27	1,000	996
	Bank of America Corp.	3.705%	4/24/28	5,000	4,942
	Bank of America Corp.	4.948%	7/22/28	4,706	4,760
[6]	Bank of America Corp., SOFR + 0.830%	5.183%	1/24/29	11,000	10,984
	Bank of Montreal	1.250%	9/15/26	750	724
	Bank of Montreal	5.266%	12/11/26	9,345	9,472
	Bank of Montreal	5.370%	6/4/27	1,000	1,021
[6]	Bank of Montreal, SOFR + 0.860%	5.215%	1/27/29	13,334	13,291
	Bank of New York Mellon	4.587%	4/20/27	5,220	5,234
	Bank of New York Mellon Corp.	4.947%	4/26/27	278	279
	Bank of New York Mellon Corp.	4.441%	6/9/28	8,282	8,328
	Bank of New York Mellon Corp.	3.992%	6/13/28	10,967	10,930
[6]	Bank of New York Mellon Corp., SOFR + 0.830%	5.179%	7/21/28	22,500	22,566
	Bank of Nova Scotia	4.404%	9/8/28	1,405	1,408
[6]	Bank of Nova Scotia, SOFR + 0.890%	5.258%	2/14/29	24,966	24,890
[5]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	20,642	20,953
[5]	Banque Federative du Credit Mutuel SA	4.753%	7/13/27	10,400	10,479
[5,6]	BNP Paribas SA, SOFR + 1.430%	5.842%	5/9/29	5,450	5,497
[5]	BPCE SA	5.100%	1/26/26	11,500	11,530
	BPCE SA	3.375%	12/2/26	1,500	1,484
	Brookfield Finance Inc.	4.250%	6/2/26	3,474	3,465
	Brookfield Finance Inc.	3.900%	1/25/28	988	976
	Brown & Brown Inc.	4.600%	12/23/26	16,182	16,257
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	6,025	6,100
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	3,995	4,066
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	27,110	27,308
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.326%	9/11/27	13,140	13,189
	Cboe Global Markets Inc.	3.650%	1/12/27	3,619	3,589
	Charles Schwab Corp.	0.900%	3/11/26	12,861	12,547
	Charles Schwab Corp.	5.875%	8/24/26	500	508
	Charles Schwab Corp.	3.200%	3/2/27	3,003	2,957
	Charles Schwab Corp.	2.450%	3/3/27	6,843	6,651
	Charles Schwab Corp.	3.300%	4/1/27	1,000	987
	Citibank NA	4.576%	5/29/27	2,500	2,513
	Citibank NA	4.876%	11/19/27	10,500	10,566
[6]	Citibank NA, SOFR + 0.708%	5.069%	8/6/26	3,054	3,061
	Citigroup Inc.	3.700%	1/12/26	280	279
	Citigroup Inc.	3.400%	5/1/26	730	724
	Citigroup Inc.	3.200%	10/21/26	2,500	2,466
	Citigroup Inc.	1.122%	1/28/27	482	473
	Citigroup Inc.	3.070%	2/24/28	7,445	7,283
	Citigroup Inc.	4.643%	5/7/28	11,857	11,892
	Citigroup Inc.	3.668%	7/24/28	7,590	7,471
	Citigroup Inc.	3.520%	10/27/28	6,845	6,703
[6]	Citigroup Inc., SOFR + 0.870%	5.261%	3/4/29	12,400	12,363
[5,6]	Commonwealth Bank of Australia, SOFR + 0.640%	5.048%	3/14/28	9,129	9,158
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	3,635	3,653
[6]	Cooperatieve Rabobank UA, SOFR + 0.620%	5.002%	8/28/26	3,030	3,038
	Corebridge Financial Inc.	3.650%	4/5/27	12,410	12,254
[5]	Corebridge Global Funding	5.350%	6/24/26	9,370	9,455
[5]	Corebridge Global Funding	5.750%	7/2/26	6,210	6,289

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Corebridge Global Funding, SOFR + 0.750%	5.092%	1/7/28	9,000	8,962
[5]	Credit Agricole SA	5.589%	7/5/26	1,708	1,729
[5,6]	Credit Agricole SA, SOFR + 1.130%	5.475%	1/9/29	7,390	7,396
[5]	Danske Bank A/S	6.259%	9/22/26	20,030	20,091
	Eaton Vance Corp.	3.500%	4/6/27	2,840	2,803
	Equifax Inc.	2.600%	12/15/25	431	427
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	445	418
	Equitable Holdings Inc.	4.350%	4/20/28	500	499
	Fidelity National Information Services Inc.	1.150%	3/1/26	4,577	4,474
	Fifth Third Bank NA	4.967%	1/28/28	6,060	6,106
[6]	Fifth Third Bank NA, SOFR + 0.810%	5.165%	1/28/28	9,960	9,933
	Fiserv Inc.	3.200%	7/1/26	993	982
[5]	GA Global Funding Trust	4.400%	9/23/27	1,469	1,467
	GATX Corp.	3.250%	9/15/26	5,343	5,264
	GATX Corp.	3.850%	3/30/27	789	781
	Global Payments Inc.	1.200%	3/1/26	200	195
	Global Payments Inc.	4.800%	4/1/26	2,684	2,682
	Global Payments Inc.	2.150%	1/15/27	5,340	5,167
	Global Payments Inc.	4.950%	8/15/27	2,557	2,587
	Goldman Sachs Bank USA	5.283%	3/18/27	21,870	21,977
	Goldman Sachs Bank USA	5.414%	5/21/27	2,000	2,016
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,265
	Goldman Sachs Group Inc.	1.431%	3/9/27	6,930	6,781
	Goldman Sachs Group Inc.	1.948%	10/21/27	750	726
	Goldman Sachs Group Inc.	2.640%	2/24/28	4,917	4,776
	Goldman Sachs Group Inc.	3.615%	3/15/28	5,340	5,268
	Goldman Sachs Group Inc.	3.691%	6/5/28	1,500	1,479
[5]	HPS Corporate Lending Fund	5.300%	6/5/27	13,619	13,641
	HSBC Holdings plc	5.887%	8/14/27	649	658
	HSBC Holdings plc	4.041%	3/13/28	14,850	14,728
	HSBC Holdings plc	5.597%	5/17/28	10,640	10,843
	HSBC Holdings plc	4.755%	6/9/28	2,625	2,634
	HSBC Holdings plc	5.210%	8/11/28	7,245	7,347
[6]	HSBC Holdings plc, SOFR + 1.030%	5.415%	3/3/29	9,440	9,425
[6]	HSBC Holdings plc, SOFR + 1.040%	5.408%	11/19/28	8,400	8,400
	HSBC USA Inc.	5.294%	3/4/27	2,500	2,541
	Huntington National Bank	4.871%	4/12/28	15,593	15,702
[6]	Huntington National Bank, SOFR + 0.720%	5.065%	4/12/28	25,000	24,957
	ING Groep NV	3.950%	3/29/27	5,790	5,763
	ING Groep NV	6.083%	9/11/27	1,500	1,528
	ING Groep NV	4.017%	3/28/28	8,378	8,325
	ING Groep NV	4.858%	3/25/29	1,000	1,010
	Intercontinental Exchange Inc.	3.100%	9/15/27	300	293
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	498
	Invesco Finance plc	3.750%	1/15/26	8,047	8,008
	Jefferies Financial Group Inc.	5.000%	2/10/26	18,112	18,094
	JPMorgan Chase & Co.	1.040%	2/4/27	195	191
	JPMorgan Chase & Co.	1.578%	4/22/27	6,307	6,161
	JPMorgan Chase & Co.	2.947%	2/24/28	2,675	2,614
	JPMorgan Chase & Co.	5.571%	4/22/28	1,490	1,520
	JPMorgan Chase & Co.	4.323%	4/26/28	2,270	2,268
	JPMorgan Chase & Co.	4.979%	7/22/28	500	506
[6]	JPMorgan Chase & Co., SOFR + 0.800%	5.153%	1/24/29	20,480	20,460
[6]	JPMorgan Chase & Co., SOFR + 0.860%	5.210%	10/22/28	21,436	21,488
[6]	JPMorgan Chase & Co., SOFR + 0.930%	5.280%	7/22/28	9,000	9,033
	Lloyds Banking Group plc	4.716%	8/11/26	5,060	5,059
[6]	Lloyds Banking Group plc, SOFR + 1.060%	5.434%	11/26/28	16,257	16,293
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,109	1,109
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	14,427	14,522
[6]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.061%	11/8/27	6,480	6,485
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	6,100	5,918
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	5,100	4,923
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	924	895
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	850	845
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	2,288	2,316
	Mizuho Financial Group Inc.	1.234%	5/22/27	10,763	10,460
	Mizuho Financial Group Inc.	1.554%	7/9/27	6,868	6,669
	Morgan Stanley	3.125%	7/27/26	3,431	3,388
	Morgan Stanley	6.138%	10/16/26	4,000	4,017
	Morgan Stanley	0.985%	12/10/26	5,169	5,086

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.050%	1/28/27	1,039	1,042
	Morgan Stanley	1.593%	5/4/27	3,240	3,162
	Morgan Stanley	1.512%	7/20/27	3,580	3,473
	Morgan Stanley	6.296%	10/18/28	2,500	2,605
	Morgan Stanley Bank NA	4.754%	4/21/26	500	501
	Morgan Stanley Bank NA	4.447%	10/15/27	1,175	1,177
	Morgan Stanley Bank NA	5.504%	5/26/28	1,970	2,012
	Morgan Stanley Bank NA	5.016%	1/12/29	1,745	1,772
[6]	Morgan Stanley Bank NA, SOFR + 0.900%	5.245%	1/12/29	23,000	23,021
[6]	Morgan Stanley Bank NA, SOFR + 0.940%	5.287%	7/14/28	10,705	10,746
	National Bank of Canada	4.702%	3/5/27	21,880	21,888
	National Bank of Canada	5.600%	7/2/27	9,145	9,246
	National Bank of Canada	4.950%	2/1/28	19,970	20,122
[5]	Nationwide Building Society	4.850%	7/27/27	3,085	3,118
	NatWest Group plc	3.073%	5/22/28	1,500	1,462
[5]	NatWest Markets plc	5.416%	5/17/27	2,850	2,911
	Nomura Holdings Inc.	1.653%	7/14/26	8,100	7,866
	Nomura Holdings Inc.	2.329%	1/22/27	6,795	6,571
	Nomura Holdings Inc.	5.594%	7/2/27	8,940	9,139
	Nomura Holdings Inc.	5.386%	7/6/27	3,000	3,051
[6]	PayPal Holdings Inc., SOFR + 0.670%	5.061%	3/6/28	11,500	11,507
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	3,965	3,913
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	6,064	6,117
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	2,678	2,605
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/26	756	745
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	1,710	1,729
	PNC Bank NA	4.543%	5/13/27	17,915	17,929
	PNC Financial Services Group Inc.	3.150%	5/19/27	2,721	2,672
	PNC Financial Services Group Inc.	5.102%	7/23/27	9,796	9,870
	PNC Financial Services Group Inc.	6.615%	10/20/27	24,500	25,192
	Principal Financial Group Inc.	3.100%	11/15/26	2,064	2,029
	Progressive Corp.	2.500%	3/15/27	1,000	974
	Reinsurance Group of America Inc.	3.950%	9/15/26	500	497
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,810	3,751
	Royal Bank of Canada	4.715%	3/27/28	8,000	8,053
[6]	Royal Bank of Canada, SOFR + 0.790%	5.142%	7/23/27	14,470	14,504
[6]	Royal Bank of Canada, SOFR + 0.830%	5.183%	1/24/29	8,772	8,756
[6]	Royal Bank of Canada, SOFR + 0.860%	5.208%	10/18/28	20,000	20,021
[5]	Societe Generale SA	5.250%	2/19/27	7,800	7,876
[5,6]	Standard Chartered plc, SOFR + 1.240%	5.589%	1/21/29	4,980	4,990
	State Street Corp.	5.751%	11/4/26	500	502
	State Street Corp.	4.543%	4/24/28	5,485	5,525
[6]	State Street Corp., SOFR + 0.640%	4.990%	10/22/27	5,500	5,497
	Suci Second Investment Co.	4.375%	9/10/27	5,154	5,120
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	1,975	2,005
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	7,285	7,035
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	500	490
[5,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.377%	9/10/27	13,140	13,225
	Toronto-Dominion Bank	1.200%	6/3/26	4,430	4,304
	Toronto-Dominion Bank	5.532%	7/17/26	3,464	3,507
	Toronto-Dominion Bank	4.568%	12/17/26	36,000	36,146
	Toronto-Dominion Bank	4.980%	4/5/27	607	615
	Toronto-Dominion Bank	4.108%	6/8/27	4,053	4,043
	Toronto-Dominion Bank	4.693%	9/15/27	2,379	2,401
[6]	Toronto-Dominion Bank, SOFR + 0.820%	5.179%	1/31/28	6,364	6,367
	Trinity Acquisition plc	4.400%	3/15/26	8,392	8,372
	Truist Bank	4.671%	5/20/27	13,513	13,535
	Truist Financial Corp.	1.267%	3/2/27	2,000	1,955
	Truist Financial Corp.	4.123%	6/6/28	5,340	5,324
	UBS AG	1.250%	8/7/26	7,876	7,621
	UBS AG	5.000%	7/9/27	3,650	3,706
	UBS AG	4.864%	1/10/28	11,540	11,633
[5]	UBS Group AG	4.125%	4/15/26	3,380	3,370
[5]	UBS Group AG	5.711%	1/12/27	3,478	3,499
[5]	UBS Group AG	1.305%	2/2/27	15,560	15,269
[5]	UBS Group AG	1.494%	8/10/27	4,500	4,352
[5]	UBS Group AG	6.327%	12/22/27	5,571	5,717
[5]	UBS Group AG	3.869%	1/12/29	1,629	1,604
	US Bancorp	5.727%	10/21/26	26,473	26,562
	US Bancorp	6.787%	10/26/27	5,190	5,344

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	4.548%	7/22/28	2,365	2,371
	US Bank NA	4.507%	10/22/27	750	751
	US Bank NA	4.730%	5/15/28	23,682	23,809
[6]	US Bank NA, SOFR + 0.690%	5.040%	10/22/27	4,000	3,998
	Voya Financial Inc.	3.650%	6/15/26	2,480	2,458
	Wells Fargo & Co.	3.000%	10/23/26	5,048	4,962
	Wells Fargo & Co.	4.300%	7/22/27	2,000	2,000
	Wells Fargo & Co.	4.900%	1/24/28	24,280	24,457
	Wells Fargo & Co.	3.526%	3/24/28	8,273	8,164
	Wells Fargo & Co.	5.707%	4/22/28	10,433	10,668
	Wells Fargo & Co.	3.584%	5/22/28	12,975	12,779
	Wells Fargo & Co.	4.808%	7/25/28	750	756
	Willis North America Inc.	4.650%	6/15/27	9,615	9,675
					1,681,307
Health Care (3.5%)
	AbbVie Inc.	2.950%	11/21/26	6,447	6,342
	AbbVie Inc.	4.800%	3/15/27	17,045	17,214
	Baxter International Inc.	2.600%	8/15/26	1,429	1,402
	Baxter International Inc.	1.915%	2/1/27	8,439	8,126
	Becton Dickinson & Co.	6.700%	12/1/26	2,307	2,378
	Becton Dickinson & Co.	3.700%	6/6/27	2,260	2,234
	Cardinal Health Inc.	4.700%	11/15/26	3,529	3,547
	Cencora Inc.	3.450%	12/15/27	870	853
	Centene Corp.	4.250%	12/15/27	1,000	985
	Cigna Group	1.250%	3/15/26	4,439	4,340
	Cigna Group	3.400%	3/1/27	1,500	1,479
	CVS Health Corp.	5.000%	2/20/26	3,000	3,002
	CVS Health Corp.	2.875%	6/1/26	21,294	20,970
	Elevance Health Inc.	5.350%	10/15/25	650	651
	Elevance Health Inc.	1.500%	3/15/26	864	845
	Elevance Health Inc.	4.500%	10/30/26	7,300	7,323
	Elevance Health Inc.	3.650%	12/1/27	5,159	5,099
	GE HealthCare Technologies Inc.	5.600%	11/15/25	16,232	16,266
	HCA Inc.	5.250%	6/15/26	1,500	1,502
	HCA Inc.	5.375%	9/1/26	3,250	3,267
	HCA Inc.	4.500%	2/15/27	17,500	17,504
	HCA Inc.	3.125%	3/15/27	2,500	2,448
[6]	HCA Inc., SOFR + 0.870%	5.257%	3/1/28	1,800	1,809
[5]	Highmark Inc.	1.450%	5/10/26	2,700	2,617
	Laboratory Corp. of America Holdings	1.550%	6/1/26	1,201	1,170
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,748	3,700
	Solventum Corp.	5.450%	2/25/27	21,744	22,097
	UnitedHealth Group Inc.	3.700%	5/15/27	1,814	1,797
[6]	UnitedHealth Group Inc., SOFR + 0.500%	4.845%	7/15/26	7,740	7,738
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	20,624	20,749
					189,454
Industrials (3.1%)
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	3,000	2,988
[5]	BAE Systems plc	5.000%	3/26/27	8,039	8,132
	Boeing Co.	2.750%	2/1/26	1,310	1,295
	Boeing Co.	2.196%	2/4/26	1,470	1,447
	Boeing Co.	2.700%	2/1/27	3,641	3,538
	Boeing Co.	5.040%	5/1/27	14,765	14,876
	Boeing Co.	6.259%	5/1/27	1,820	1,873
[9]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/26	1,550	1,011
	Caterpillar Financial Services Corp.	2.400%	8/9/26	682	669
	CNH Industrial Capital LLC	5.450%	10/14/25	820	822
	CNH Industrial Capital LLC	4.500%	10/8/27	2,284	2,291
	CSX Corp.	3.250%	6/1/27	750	738
[5]	Daimler Truck Finance North America LLC	5.600%	8/8/25	4,995	4,998
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	3,848	3,858
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	5,075	5,121
	Delta Air Lines Inc.	7.375%	1/15/26	16,860	17,060
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,643	6,604
	Honeywell International Inc.	1.100%	3/1/27	500	476
	Honeywell International Inc.	4.650%	7/30/27	7,965	8,044
	Honeywell International Inc.	4.950%	2/15/28	1,000	1,022
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	3,000	2,937
	Ingersoll Rand Inc.	5.197%	6/15/27	15,179	15,427

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson Controls International plc	3.900%	2/14/26	1,940	1,929
[9]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	8,360	5,498
[9]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	3,030	1,949
	Northrop Grumman Corp.	3.200%	2/1/27	5,320	5,237
	PACCAR Financial Corp.	4.500%	11/25/26	500	504
	PACCAR Financial Corp.	5.000%	5/13/27	989	1,006
	Parker-Hannifin Corp.	3.250%	3/1/27	500	493
	Republic Services Inc.	0.875%	11/15/25	2,718	2,678
	RTX Corp.	2.650%	11/1/26	2,030	1,989
	RTX Corp.	3.125%	5/4/27	18,255	17,905
	Ryder System Inc.	2.900%	12/1/26	2,000	1,955
	Ryder System Inc.	2.850%	3/1/27	500	488
	Southwest Airlines Co.	5.125%	6/15/27	16,628	16,778
[6,9]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.048%	7/14/26	780	516
					164,152
Materials (2.2%)
	ArcelorMittal SA	6.550%	11/29/27	529	551
	CEMEX Materials LLC	7.700%	7/21/25	2,910	2,910
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	5,720	5,605
	DuPont de Nemours Inc.	4.493%	11/15/25	4,048	4,042
	Ecolab Inc.	2.700%	11/1/26	1,230	1,207
	FMC Corp.	3.200%	10/1/26	1,000	982
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,541	1,523
[5]	Georgia-Pacific LLC	0.950%	5/15/26	2,642	2,566
[5]	Glencore Funding LLC	4.000%	3/27/27	10,534	10,451
[5]	Glencore Funding LLC	3.875%	10/27/27	5,022	4,952
[5,6]	Glencore Funding LLC, SOFR + 0.750%	5.165%	10/1/26	24,000	24,015
	LYB International Finance II BV	3.500%	3/2/27	1,000	985
	Nucor Corp.	4.300%	5/23/27	1,000	1,003
	Nutrien Ltd.	5.950%	11/7/25	7,018	7,047
	Nutrien Ltd.	4.000%	12/15/26	2,659	2,644
	Nutrien Ltd.	4.500%	3/12/27	4,680	4,692
	Nutrien Ltd.	5.200%	6/21/27	2,835	2,878
	Owens Corning	3.400%	8/15/26	1,200	1,187
	PPG Industries Inc.	1.200%	3/15/26	1,346	1,314
	Rio Tinto Finance USA plc	4.375%	3/12/27	4,493	4,517
	Rio Tinto Finance USA plc	4.500%	3/14/28	1,000	1,008
[6]	Rio Tinto Finance USA plc, SOFR + 0.840%	5.239%	3/14/28	8,970	9,020
	Sherwin-Williams Co.	3.450%	6/1/27	2,052	2,024
	Sonoco Products Co.	4.450%	9/1/26	8,914	8,906
	Sonoco Products Co.	2.250%	2/1/27	2,969	2,866
	Suzano Austria GmbH	5.750%	7/14/26	2,315	2,340
	Westlake Corp.	3.600%	8/15/26	4,350	4,306
					115,541
Real Estate (4.2%)
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	750	745
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,951	6,896
	American Tower Corp.	1.600%	4/15/26	7,022	6,864
	American Tower Corp.	3.375%	10/15/26	2,324	2,295
	American Tower Corp.	2.750%	1/15/27	3,212	3,135
	American Tower Corp.	3.125%	1/15/27	1,191	1,168
	American Tower Corp.	3.550%	7/15/27	8,219	8,099
	AvalonBay Communities Inc.	2.950%	5/11/26	200	198
	AvalonBay Communities Inc.	2.900%	10/15/26	3,720	3,655
	AvalonBay Communities Inc.	3.350%	5/15/27	1,000	986
	Boston Properties LP	3.650%	2/1/26	6,036	5,992
	Brixmor Operating Partnership LP	4.125%	6/15/26	8,200	8,169
	Camden Property Trust	5.850%	11/3/26	1,625	1,656
	COPT Defense Properties LP	2.250%	3/15/26	2,500	2,453
	Crown Castle Inc.	4.450%	2/15/26	2,522	2,518
	Crown Castle Inc.	3.700%	6/15/26	2,760	2,736
	Crown Castle Inc.	2.900%	3/15/27	1,368	1,332
	Crown Castle Inc.	3.650%	9/1/27	2,000	1,966
	CubeSmart LP	4.000%	11/15/25	665	663
	CubeSmart LP	3.125%	9/1/26	18,180	17,878
	DOC DR LLC	4.300%	3/15/27	2,534	2,529
	Equinix Inc.	1.000%	9/15/25	750	744
	Equinix Inc.	1.800%	7/15/27	2,750	2,620
	ERP Operating LP	3.250%	8/1/27	1,000	980

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	3.375%	4/15/26	240	238
	Essex Portfolio LP	3.625%	5/1/27	1,500	1,482
	Extra Space Storage LP	3.500%	7/1/26	3,764	3,726
	Extra Space Storage LP	3.875%	12/15/27	6,765	6,689
	Healthpeak OP LLC	1.350%	2/1/27	5,909	5,637
	Host Hotels & Resorts LP	4.500%	2/1/26	2,847	2,840
	Kite Realty Group LP	4.000%	10/1/26	4,613	4,572
	Mid-America Apartments LP	3.600%	6/1/27	11,645	11,525
	NNN REIT Inc.	4.000%	11/15/25	14,033	13,991
	NNN REIT Inc.	3.600%	12/15/26	2,897	2,864
	Omega Healthcare Investors Inc.	4.500%	4/1/27	23,432	23,488
	Omega Healthcare Investors Inc.	4.750%	1/15/28	4,000	4,021
	Prologis LP	3.250%	6/30/26	268	265
	Prologis LP	3.250%	10/1/26	4,750	4,693
	Public Storage Operating Co.	0.875%	2/15/26	990	968
	Public Storage Operating Co.	1.500%	11/9/26	1,000	966
	Public Storage Operating Co.	3.094%	9/15/27	500	489
	Realty Income Corp.	4.450%	9/15/26	5,250	5,262
	Realty Income Corp.	4.125%	10/15/26	1,345	1,342
	Realty Income Corp.	3.950%	8/15/27	5,770	5,737
	Sabra Health Care LP	5.125%	8/15/26	1,128	1,129
	Simon Property Group LP	3.300%	1/15/26	620	616
	Simon Property Group LP	3.250%	11/30/26	8,291	8,176
	Simon Property Group LP	3.375%	6/15/27	635	625
	UDR Inc.	3.500%	7/1/27	5,000	4,930
	Ventas Realty LP	4.125%	1/15/26	1,766	1,759
	Ventas Realty LP	3.250%	10/15/26	1,233	1,214
	Ventas Realty LP	3.850%	4/1/27	2,800	2,776
	Welltower OP LLC	4.250%	4/15/28	1,500	1,502
	Weyerhaeuser Co.	4.750%	5/15/26	11,537	11,560
	Weyerhaeuser Co.	6.950%	10/1/27	1,505	1,586
	WP Carey Inc.	4.250%	10/1/26	2,711	2,704
					225,649
Technology (2.5%)
	Broadcom Inc.	5.050%	7/12/27	9,673	9,817
	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,534	10,583
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	337	337
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,581	7,423
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	19,058	19,089
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	2,510	2,513
	HP Inc.	1.450%	6/17/26	750	728
	HP Inc.	3.000%	6/17/27	5,561	5,428
	IBM International Capital Pte Ltd.	4.600%	2/5/27	860	865
	Intel Corp.	4.875%	2/10/26	2,250	2,251
	Intel Corp.	2.600%	5/19/26	1,300	1,279
	Intel Corp.	3.750%	3/25/27	1,250	1,237
	Intel Corp.	4.875%	2/10/28	5,340	5,410
	International Business Machines Corp.	3.300%	1/27/27	500	493
	International Business Machines Corp.	2.200%	2/9/27	4,561	4,423
	International Business Machines Corp.	1.700%	5/15/27	5,510	5,268
	International Business Machines Corp.	4.150%	7/27/27	2,000	2,000
	International Business Machines Corp.	6.220%	8/1/27	1,000	1,041
	Kyndryl Holdings Inc.	2.050%	10/15/26	383	371
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	12,811	12,736
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	1,000	979
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	4,000	4,008
	Oracle Corp.	1.650%	3/25/26	300	294
	Oracle Corp.	2.650%	7/15/26	13,108	12,870
[6]	Oracle Corp., SOFR + 0.760%	5.120%	8/3/28	4,740	4,755
	Synopsys Inc.	4.550%	4/1/27	14,549	14,623
	VMware LLC	4.650%	5/15/27	1,000	1,006
					131,827
Utilities (3.5%)
	Ameren Corp.	3.650%	2/15/26	3,030	3,011
	Ameren Corp.	5.700%	12/1/26	3,150	3,202
	Ameren Corp.	1.950%	3/15/27	1,001	965
	American Electric Power Co. Inc.	5.699%	8/15/25	7,500	7,504
	American Water Capital Corp.	2.950%	9/1/27	3,500	3,415
	Atmos Energy Corp.	3.000%	6/15/27	4,470	4,382

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,000	978
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	972
	CMS Energy Corp.	3.000%	5/15/26	1,000	987
	Commonwealth Edison Co.	2.950%	8/15/27	1,858	1,813
[6]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.890%	11/18/27	6,260	6,251
	Dominion Energy Inc.	1.450%	4/15/26	976	953
	DTE Energy Co.	4.950%	7/1/27	20,383	20,625
	Duke Energy Corp.	0.900%	9/15/25	387	384
	Duke Energy Corp.	2.650%	9/1/26	21,183	20,786
	Duke Energy Corp.	3.150%	8/15/27	652	639
	Duke Energy Progress LLC	4.350%	3/6/27	8,500	8,543
	Entergy Corp.	2.950%	9/1/26	3,344	3,288
	Eversource Energy	0.800%	8/15/25	258	257
	FirstEnergy Corp.	1.600%	1/15/26	5,850	5,744
	FirstEnergy Corp.	3.900%	7/15/27	20,400	20,173
	Florida Power & Light Co.	3.300%	5/30/27	1,391	1,370
	ITC Holdings Corp.	3.250%	6/30/26	6,838	6,751
	ITC Holdings Corp.	3.350%	11/15/27	2,932	2,869
	National Fuel Gas Co.	5.500%	10/1/26	1,952	1,973
[9]	Network Finance Co. Pty Ltd.	2.250%	11/11/26	1,350	866
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	9,710	9,732
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	1,000	964
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	2,461	2,429
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	2,478	2,494
[5]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	5,810	5,841
	PPL Capital Funding Inc.	3.100%	5/15/26	7,520	7,429
	Sempra	5.400%	8/1/26	7,901	7,976
	Sempra	3.250%	6/15/27	1,240	1,215
	Sierra Pacific Power Co.	2.600%	5/1/26	1,713	1,688
	Southern California Edison Co.	4.400%	9/6/26	2,225	2,222
	Southern Co.	5.150%	10/6/25	2,035	2,037
[9]	United Energy Distribution Pty Ltd.	2.200%	10/29/26	800	515
[9]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/26	3,600	2,326
	Virginia Electric & Power Co.	3.150%	1/15/26	330	328
	Virginia Electric & Power Co.	2.950%	11/15/26	500	491
	Virginia Electric & Power Co.	3.750%	5/15/27	750	745
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	2,367	2,379
[5]	Vistra Operations Co. LLC	5.050%	12/30/26	1,540	1,548
[5]	Vistra Operations Co. LLC	3.700%	1/30/27	790	780
	WEC Energy Group Inc.	5.000%	9/27/25	450	450
	WEC Energy Group Inc.	4.750%	1/9/26	293	293
	WEC Energy Group Inc.	5.600%	9/12/26	414	419
	Wisconsin Power and Light Co.	3.050%	10/15/27	3,655	3,557
					186,559
Total Corporate Bonds (Cost $3,448,193)					3,464,709
Sovereign Bonds (2.5%)
[5]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/26	13,117	13,243
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/27	8,199	8,230
	CDP Financial Inc.	1.000%	5/26/26	4,800	4,668
[5]	CDP Financial Inc.	1.000%	5/26/26	5,500	5,349
	Dominican Republic	5.950%	1/25/27	1,140	1,151
[4]	Dominican Republic	8.625%	4/20/27	1,010	1,046
	Kingdom of Jordan	4.950%	7/7/25	1,523	1,520
	Kingdom of Morocco	2.375%	12/15/27	1,855	1,748
	Ontario Teachers Finance Trust	0.875%	9/21/26	11,550	11,123
	Province of Alberta	2.050%	8/17/26	11,553	11,305
	Province of British Columbia	0.900%	7/20/26	22,878	22,141
	Republic of Chile	2.750%	1/31/27	4,455	4,340
	Republic of Guatemala	4.500%	5/3/26	580	574
	Republic of Guatemala	4.375%	6/5/27	2,218	2,180
	Republic of Paraguay	5.000%	4/15/26	1,350	1,349
	Republic of Peru	7.350%	7/21/25	993	996
	Republic of Poland	3.250%	4/6/26	13,085	12,960
	Republic of South Africa	5.875%	9/16/25	3,145	3,146
	Republic of South Africa	4.875%	4/14/26	2,490	2,478
	Republic of South Africa	4.850%	9/27/27	7,130	7,095
[11]	State of Israel	5.000%	10/30/26	8,142	9,845
[11]	State of Israel	1.500%	1/18/27	1,095	1,257

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sultanate of Oman	4.750%	6/15/26	6,090	6,081
	Sultanate of Oman	5.375%	3/8/27	1,609	1,624
	Sultanate of Oman	6.750%	10/28/27	2,500	2,608
Total Sovereign Bonds (Cost $137,333)					138,057
				Shares
Temporary Cash Investments (4.3%)
Money Market Fund (0.3%)
[12]	Vanguard Market Liquidity Fund	4.355%		160,829	16,081
			Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.0%)
	United States Treasury Bill	4.088%–4.119%	6/11/26	220,221	212,180
Total Temporary Cash Investments (Cost $228,089)					228,261
Total Investments (99.4%) (Cost $5,297,482)					5,323,435
Other Assets and Liabilities—Net (0.6%)					32,107
Net Assets (100%)					5,355,542
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,422 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $297 have been segregated as collateral for open forward currency contracts.
3	Securities with a value of $3,565 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $1,290,955, representing 24.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in euro.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2025	(1,225)	(254,829)	(855)
5-Year U.S. Treasury Note	September 2025	(682)	(74,338)	(666)
				(1,521)

Ultra-Short Bond ETF
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	USD	24,008	AUD	36,765	—	(228)
UBS AG	9/17/25	USD	2,949	AUD	4,514	—	(27)
JPMorgan Chase Bank, N.A.	9/17/25	USD	11,670	EUR	10,162	—	(362)
						—	(617)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/1/26	N/A	216,000	3.782[1]	(4.325)[2]	(548)	(548)
7/2/26	N/A	325,000	4.016[3]	(4.321)[4]	403	385
5/3/27	N/A	109,000	4.325[4]	(3.412)[3]	396	396
5/20/27	N/A	55,000	4.319[4]	(3.720)[3]	(165)	(210)
					86	23
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Interest payment received/paid annually.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,281,401)	5,307,354
Affiliated Issuers (Cost $16,081)	16,081
Total Investments in Securities	5,323,435
Investment in Vanguard	138
Foreign Currency, at Value (Cost $781)	799
Receivables for Accrued Income	42,401
Total Assets	5,366,773
Liabilities
Due to Custodian	515
Payables for Investment Securities Purchased	9,641
Payables to Vanguard	219
Variation Margin Payable—Futures Contracts	226
Unrealized Depreciation—Forward Currency Contracts	617
Variation Margin Payable—Centrally Cleared Swap Contracts	13
Total Liabilities	11,231
Net Assets	5,355,542
At June 30, 2025, net assets consisted of:

Paid-in Capital	5,333,869
Total Distributable Earnings (Loss)	21,673
Net Assets	5,355,542

Net Assets
Applicable to 107,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,355,542
Net Asset Value Per Share	$49.87

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	120,886
Total Income	120,886
Expenses
The Vanguard Group—Note B
Investment Advisory Services	473
Management and Administrative	1,708
Marketing and Distribution	127
Custodian Fees	17
Shareholders’ Reports and Proxy Fees	101
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	2,436
Net Investment Income	118,450
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	7,347
Futures Contracts	(4,618)
Options Purchased	(70)
Options Written	142
Swap Contracts	595
Forward Currency Contracts	(265)
Foreign Currencies	(24)
Realized Net Gain (Loss)	3,107
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,111
Futures Contracts	(1,521)
Options Purchased	(89)
Options Written	292
Swap Contracts	(411)
Forward Currency Contracts	(1,712)
Foreign Currencies	57
Change in Unrealized Appreciation (Depreciation)	4,727
Net Increase (Decrease) in Net Assets Resulting from Operations	126,284
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,064, ($6), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,493 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,450	225,219
Realized Net Gain (Loss)	3,107	15,360
Change in Unrealized Appreciation (Depreciation)	4,727	971
Net Increase (Decrease) in Net Assets Resulting from Operations	126,284	241,550
Distributions
Total Distributions	(98,337)	(226,200)
Capital Share Transactions
Issued	1,557,543	1,418,561
Issued in Lieu of Cash Distributions	—	—
Redeemed	(637,831)	(1,119,459)
Net Increase (Decrease) from Capital Share Transactions	919,712	299,102
Total Increase (Decrease)	947,659	314,452
Net Assets
Beginning of Period	4,407,883	4,093,431
End of Period	5,355,542	4,407,883

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	April 05 2021[1] to December 31,	Year Ended December 31,
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.58	$49.41	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	1.200	2.553	2.237	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	.086	.176	.425	(1.044)	(.077)
Total from Investment Operations	1.286	2.729	2.662	(.217)	.061
Distributions
Dividends from Net Investment Income	(.996)	(2.559)	(2.202)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	—	—	(.008)
Total Distributions	(.996)	(2.559)	(2.202)	(.763)	(.131)
Net Asset Value, End of Period	$49.87	$49.58	$49.41	$48.95	$49.93
Total Return	2.62%	5.66%	5.56%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,356	$4,408	$4,093	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	4.87%	5.15%	4.55%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	39%	62%	73%	73%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
The fund had no open swaption contracts at June 30, 2025.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Ultra-Short Bond ETF
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Ultra-Short Bond ETF
During the six months ended June 30, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 15% of net assets, based on the average of notional amounts at each quarter-end during the period.
The fund had no open credit default swap contracts at June 30, 2025.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $138,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Ultra-Short Bond ETF
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	85,082	—	85,082
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,407,326	—	1,407,326
Corporate Bonds	—	3,464,709	—	3,464,709
Sovereign Bonds	—	138,057	—	138,057
Temporary Cash Investments	16,081	212,180	—	228,261
Total	16,081	5,307,354	—	5,323,435
Derivative Financial Instruments
Assets
Swap Contracts	781[1]	—	—	781
Liabilities
Futures Contracts[1]	(1,521)	—	—	(1,521)
Forward Currency Contracts	—	(617)	—	(617)
Swap Contracts	(758)[1]	—	—	(758)
Total	(2,279)	(617)	—	(2,896)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	781	—	—	781
Total Assets	781	—	—	781

Unrealized Depreciation—Futures Contracts[1]	(1,521)	—	—	(1,521)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(758)	—	—	(758)
Unrealized Depreciation—Forward Currency Contracts	—	(617)	—	(617)
Total Liabilities	(2,279)	(617)	—	(2,896)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(4,618)	—	—	(4,618)
Options Purchased	(70)	—	—	(70)
Options Written	142	—	—	142
Swap Contracts	55	—	540	595
Forward Currency Contracts	—	(265)	—	(265)
Realized Net Gain (Loss) on Derivatives	(4,491)	(265)	540	(4,216)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,521)	—	—	(1,521)
Options Purchased	(89)	—	—	(89)
Options Written	292	—	—	292
Swap Contracts	(411)	—	—	(411)
Forward Currency Contracts	—	(1,712)	—	(1,712)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,729)	(1,712)	—	(3,441)

Ultra-Short Bond ETF
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,296,777
Gross Unrealized Appreciation	28,419
Gross Unrealized Depreciation	(3,876)
Net Unrealized Appreciation (Depreciation)	24,543
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $25,869,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2025, the fund purchased $1,662,484,000 of investment securities and sold $1,235,615,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $614,696,000 and $538,532,000, respectively. In addition, the fund purchased and sold investment securities of $762,401,000 and $352,028,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	31,350	28,650
Issued in Lieu of Cash Distributions	—	—
Redeemed	(12,850)	(22,600)
Net Increase (Decrease) in Shares Outstanding	18,500	6,050
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

Ultra-Short Bond ETF
I.Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9312 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Bond Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	604,158,695,218	25,409,983,479	N/A	N/A
Mark Loughridge	599,344,845,692	30,223,833,005	N/A	N/A
Scott C. Malpass	599,311,592,450	30,257,086,247	N/A	N/A
John Murphy	604,235,399,554	25,333,279,143	N/A	N/A
Lubos Pastor	604,282,415,642	25,286,263,055	N/A	N/A
Rebecca Patterson	604,548,849,204	25,019,829,493	N/A	N/A
André F. Perold	600,416,503,894	29,152,174,803	N/A	N/A
Salim Ramji	600,347,364,138	29,221,314,559	N/A	N/A
Sarah Bloom Raskin	598,981,935,143	30,586,743,554	N/A	N/A
Grant Reid	604,133,995,807	25,434,682,890	N/A	N/A
David Thomas	603,998,878,733	25,569,799,964	N/A	N/A
Barbara Venneman	604,443,359,960	25,125,318,737	N/A	N/A
Peter F. Volanakis	599,346,917,863	30,221,760,834	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of Vanguard Ultra-Short Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2021, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.